Capital and Funding - Summary of Consolidated Statement of Changes in Equity: Analysis of Other Reserves (Parenthetical) (Detail)	Dec. 31, 2017 € / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 £ / shares	Dec. 31, 2015 € / shares	Dec. 31, 2015 £ / shares
Unilever N.V. [member]
Disclosure of reserves within equity [Line Items]
Par value per share | € / shares	€ 0.16		€ 0.16		€ 0.16
Unilever PLC [member]
Disclosure of reserves within equity [Line Items]
Par value per share | £ / shares		£ 0.0311		£ 0.0311		£ 0.0311